Fidelity® Latin America Fund

Class/Ticker

Fidelity Latin America Fund/FLATX

In this summary prospectus, the term "shares" (as it relates to the fund) means the class of shares offered through this summary prospectus.

Summary Prospectus

December 30, 2011

Fund Summary

Fund/Class:
Fidelity® Latin America Fund/Fidelity Latin America Fund

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.29%
Total annual operating expenses	1.00%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 102
3 years	$ 318
5 years	$ 552
10 years	$ 1,225

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11% of the average value of its portfolio.

Summary Prospectus

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of Latin American issuers and other investments that are tied economically to Latin America.
  Normally investing primarily in common stocks.
  Allocating investments across different Latin American countries.
  Investing up to 35% of total assets in any industry that accounts for more than 20% of the Latin American market.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in Latin America. Because Fidelity Management & Research Company (FMR) concentrates the fund's investments in Latin America, the fund's performance is expected to be closely tied to social, political, and economic conditions within Latin America and to be more volatile than the performance of more geographically diversified funds. In addition, because FMR may invest a significant percentage of the fund's assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Summary Prospectus

Fund Summary - continued

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
	-6.04%	-20.85%	65.78%	41.11%	55.17%	44.33%	43.71%	-54.64%	91.60%	16.49%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	36.89%	June 30, 2009
Lowest Quarter Return	-35.24%	December 31, 2008
Year-to-Date Return	-23.21%	September 30, 2011

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Summary Prospectus

For the periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® Latin America Fund
Return Before Taxes	16.49%	16.00%	18.95%
Return After Taxes on Distributions	16.22%	15.72%	18.59%
Return After Taxes on Distributions and Sale of Fund Shares	11.33%	14.20%	17.28%
MSCI® EM (Emerging Markets) Latin America Index (reflects no deduction for fees, expenses, or taxes)	14.89%	19.83%	21.41%

Investment Advisers

FMR is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Adam Kutas (portfolio manager) has managed the fund since February 2009.

Purchase and Sale of Shares

You may buy or sell shares of the fund through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV, minus the short-term redemption fee, if applicable. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Summary Prospectus

Fund Summary - continued

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Investments & Pyramid Design, and FAST are registered service marks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

1.922102.101 LAF-sum-1211

Fidelity® Latin America Fund

Class/Ticker

Fidelity Advisor® Latin America Fund A/FLFAX T/FLFTX B/FLFBX C/FLFCX

Summary Prospectus

December 30, 2011

Fund Summary

Fund/Class:
Fidelity® Latin America Fund/Fidelity Advisor® Latin America Fund A, T, B, C

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 26 of the prospectus.

Shareholder fees (fees paid directly from your investment)

Class A

Class T

Class B

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	5.00%B	1.00%C
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%	1.50%	1.50%	1.50%

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B Declines over 6 years from 5.00% to 0%.

C On Class C shares redeemed less than one year after purchase.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.38%	0.40%	0.39%	0.37%
Total annual operating expenses	1.34%	1.61%	2.10%	2.08%

Summary Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 704	$ 704	$ 508	$ 508	$ 713	$ 213	$ 311	$ 211
3 years	$ 975	$ 975	$ 840	$ 840	$ 958	$ 658	$ 652	$ 652
5 years	$ 1,267	$ 1,267	$ 1,195	$ 1,195	$ 1,329	$ 1,129	$ 1,119	$ 1,119
10 years	$ 2,095	$ 2,095	$ 2,194	$ 2,194	$ 2,146	$ 2,146	$ 2,410	$ 2,410

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of Latin American issuers and other investments that are tied economically to Latin America.
  Normally investing primarily in common stocks.
  Allocating investments across different Latin American countries.
  Investing up to 35% of total assets in any industry that accounts for more than 20% of the Latin American market.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Summary Prospectus

Fund Summary - continued

  Geographic Concentration in Latin America. Because Fidelity Management & Research Company (FMR) concentrates the fund's investments in Latin America, the fund's performance is expected to be closely tied to social, political, and economic conditions within Latin America and to be more volatile than the performance of more geographically diversified funds. In addition, because FMR may invest a significant percentage of the fund's assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for Class A, Class T, Class B, and Class C after Class A, Class T, Class B, and Class C have been in operation for one calendar year.

Summary Prospectus

Year-by-Year ReturnsA

Calendar Years	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
	-6.04%	-20.85%	65.78%	41.11%	55.17%	44.33%	43.71%	-54.64%	91.60%	16.49%

During the periods shown in the chart for Fidelity Latin America Fund:	Returns	Quarter ended
Highest Quarter Return	36.89%	June 30, 2009
Lowest Quarter Return	-35.24%	December 31, 2008
Year-to-Date Return	-23.21%	September 30, 2011

A The returns shown above are for Fidelity Latin America Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class T, Class B, and Class C would have substantially similar annual returns to Fidelity Latin America Fund because the classes are invested in the same portfolio of securities. Class A's, Class T's, Class B's, and Class C's returns will be lower than Fidelity Latin America Fund's returns to the extent that Class A, Class T, Class B, and Class C have higher expenses.

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity Latin America FundA
Return Before Taxes	16.49%	16.00%	18.95%
Return After Taxes on Distributions	16.22%	15.72%	18.59%
Return After Taxes on Distributions and Sale of Fund Shares	11.33%	14.20%	17.28%
MSCI® EM (Emerging Markets) Latin America Index (reflects no deduction for fees, expenses, or taxes)	14.89%	19.83%	21.41%

A The returns shown above are for Fidelity Latin America Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class T, Class B, and Class C would have substantially similar annual returns to Fidelity Latin America Fund because the classes are invested in the same portfolio of securities. Class A's, Class T's, Class B's, and Class C's returns will be lower than Fidelity Latin America Fund's returns to the extent that Class A, Class T, Class B, and Class C have higher expenses.

Summary Prospectus

Fund Summary - continued

Investment Advisers

FMR is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Adam Kutas (portfolio manager) has managed the fund since February 2009.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, Class B, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the Additional Information about the Purchase and Sale of Shares section of the prospectus, the fund no longer accepts investments in Class B shares. Any purchase order for Class B shares of the fund (other than from an existing Class B shareholder pursuant to an exchange or the reinvestment of dividends and capital gain distributions paid on Class B shares) will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge.

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus the short-term redemption fee, if applicable, and any applicable contingent deferred sales charge (CDSC). Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the short-term redemption fee, if applicable, and any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Summary Prospectus

After a maximum of seven years from the initial purchase date, Class B shares convert automatically to Class A shares of the fund at NAV.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Advisor, and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

1.917722.101 FALAA-sum-1211

Fidelity® Latin America Fund

Class/Ticker

Fidelity Advisor® Latin America Fund Institutional/FLFIX

Summary Prospectus

December 30, 2011

Fund Summary

Fund/Class:
Fidelity® Latin America Fund/Fidelity Advisor® Latin America Fund Institutional

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.71%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.33%
Total annual operating expenses	1.04%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 106
3 years	$ 331
5 years	$ 574
10 years	$ 1,271

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11% of the average value of its portfolio.

Summary Prospectus

Principal Investment Strategies

  Normally investing at least 80% of assets in securities of Latin American issuers and other investments that are tied economically to Latin America.
  Normally investing primarily in common stocks.
  Allocating investments across different Latin American countries.
  Investing up to 35% of total assets in any industry that accounts for more than 20% of the Latin American market.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Concentration in Latin America. Because Fidelity Management & Research Company (FMR) concentrates the fund's investments in Latin America, the fund's performance is expected to be closely tied to social, political, and economic conditions within Latin America and to be more volatile than the performance of more geographically diversified funds. In addition, because FMR may invest a significant percentage of the fund's assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Summary Prospectus

Fund Summary - continued

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for Institutional Class after Institutional Class has been in operation for one calendar year.

Year-by-Year ReturnsA

Calendar Years	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
	-6.04%	-20.85%	65.78%	41.11%	55.17%	44.33%	43.71%	-54.64%	91.60%	16.49%

During the periods shown in the chart for Fidelity Latin America Fund:	Returns	Quarter ended
Highest Quarter Return	36.89%	June 30, 2009
Lowest Quarter Return	-35.24%	December 31, 2008
Year-to-Date Return	-23.21%	September 30, 2011

A The returns shown above are for Fidelity Latin America Fund, a class of shares of the fund that is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Fidelity Latin America Fund because the classes are invested in the same portfolio of securities. Institutional Class's returns will be lower than Fidelity Latin America Fund's returns to the extent that Institutional Class has higher expenses.

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Summary Prospectus

For the periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity Latin America FundA
Return Before Taxes	16.49%	16.00%	18.95%
Return After Taxes on Distributions	16.22%	15.72%	18.59%
Return After Taxes on Distributions and Sale of Fund Shares	11.33%	14.20%	17.28%
MSCI® EM (Emerging Markets) Latin America Index (reflects no deduction for fees, expenses, or taxes)	14.89%	19.83%	21.41%

A The returns shown above are for Fidelity Latin America Fund, a class of shares of the fund that is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Fidelity Latin America Fund because the classes are invested in the same portfolio of securities. Institutional Class's returns will be lower than Fidelity Latin America Fund's returns to the extent that Institutional Class has higher expenses.

Investment Advisers

FMR is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Adam Kutas (portfolio manager) has managed the fund since February 2009.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of Institutional Class is its NAV, minus the short-term redemption fee, if applicable. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Summary Prospectus

Fund Summary - continued

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Advisor, and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

1.917724.101 FALAI-sum-1211